ORGANIZATION AND GOING CONCERN (Details Narrative) - USD ($)	8 Months Ended
	Sep. 09, 2020	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 190,992,325	$ 186,168,926
Reverse stock- split	1 for 400 reverse stock- split